MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 29, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              MONEY MARKET OBLIGATIONS TRUST (the “Trust”)
Automated Government Cash Reserves
Institutional Service Shares
U.S. Treasury Cash Reserves
Institutional Shares
Institutional Service Shares
1933 Act File No. 33-31602
1940 Act File No. 811-5950_____________________

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated June 30, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 105 on June 30, 2009.

If you have any questions regarding this certification, please contact Sheryl L. McCall at (412) 288-7420.

Very truly yours,

/s/ Leslie K. Ross
Leslie K. Ross
Assistant Secretary

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